CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31	2025¹	2024¹	2023¹
(millions of Canadian $)

(Increase) decrease in Accounts receivable	(332)	(13)	(394)
(Increase) decrease in Inventories	(55)	(16)	(56)
(Increase) decrease in Other current assets	(159)	(97)	618
Increase (decrease) in Accounts payable and other	13	365	(206)
Increase (decrease) in Accrued interest	30	(40)	245
(Increase) Decrease in Operating Working Capital	(503)	199	207
1    Includes continuing and discontinued operations.